Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Instruments Held by the Company

As of December 31, 2018, 2019 and 2020, financial instruments held by the Company are comprised of the following:

	December 31, 2018		December 31, 2019		December 31, 2020
Financial assets
Cash and cash equivalents	Ps.	6,151,457	Ps.	7,500,193	Ps.	14,444,549
Trade accounts receivables		1,395,362		1,479,410		1,266,005
Derivative financial instruments		136,457		4,686		-
Financial liabilities at amortized cost
Short and long-term debt securities	Ps.	9,000,000	Ps.	12,000,000	Ps.	17,000,000
Current and long-term bank loans		4,535,863		4,437,043		7,355,166
Accounts payable		1,181,049		1,215,264		1,172,044
Financial liabilities at Fair Value
Derivative financial instruments		-		265,979		750,704
Liabilities for assets in lease		48,199		37,192		26,193

Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable

The following tables presents information on the exposure to credit risk and expected credit losses for accounts receivable from customers as of December 31, 2018, 2019 and 2020.

Balance of the trade account receivables as of December 31, 2018	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impairment
Current (not past due)	0.00%	Ps.	1,304,274	Ps.	-	No
1 to 30 days past due	4.48%		70,073		3,141	No
31 to 60 days past due	17.91%		25,934		4,645	No
61 to 90 days past due	80.20%		14,482		11,615	No
More than 90 days past due	100%		15,494		15,494	Yes
Legal	100%		13,780		13,780	Yes
		Ps.	1,444,037	Ps.	48,675

Balance of the trade account receivables as of December 31, 2019	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	1,258,569	Ps.	-	No
1 to 30 days past due	5.97%		133,533		7,978	No
31 to 60 days past due	13.69%		91,640		12,546	No
61 to 90 days past due	47.48%		30,832		14,640	No
More than 90 days past due	100%		2,693		2,693	Yes
Legal	100%		13,165		13,165	Yes
		Ps.	1,530,432	Ps.	51,022

Balance of the trade account receivables as of December 31, 2020	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	1,192,643	Ps.	-	No
1 to 30 days past due	8.31%		55,461		4,611	No
31 to 60 days past due	19.14%		25,223		4,827	No
61 to 90 days past due	86.54%		15,736		13,619	No
More than 90 days past due	100%		109,759		109,759	Yes
Legal	100%		14,136		14,136	Yes
		Ps.	1,412,958	Ps.	146,952

Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid

The following is a table with a summary of the Company’s contractual maturities for its financial liabilities, including the interest to be paid, as of December 31, 2018, 2019 and 2020:

	December 31, 2018
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	1,500,000
Long-term debt securities (variable rate)			—		—		—		7,500,000		—		7,500,000
Fixed rate loans			—		—		—		—		225,307		225,307
Variable rate bank loans			—		—		—		4,200,331		110,225		4,310,556
Fixed rate interest	7.92%		2,664		56,198		79,990		555,088		391,014		1,084,954
Variable rate interest	6.91%		64,301		127,822		618,198		1,352,594		3,031		2,165,946
Trade accounts payable and other payables	N/A		188,659		694,015		—		—		—		882,674
Liabilities for assets in lease	N/A		1,235		2,594		10,684		33,689		—		48,199
AMP	N/A		—		—		298,376		—		—		298,376
		Ps.	256,859	Ps.	880,628	Ps.	1,007,245	Ps.	13,641,702	Ps.	2,229,577	Ps.	18,016,011

	December 31, 2019
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps	1,500,000
Long-term debt securities (variable rate)			—		2,200,000		—		8,300,000		—		10,500,000
Fixed rate loans			—		—		—		—		215,718		215,718
Variable rate bank loans			—		—		124,379		4,096,946		—		4,221,325
Fixed rate interest	7.92%		2,551		7,425		129,976		538,534		305,422		983,908
Variable rate interest	6.55%		77,908		190,603		526,134		1,278,134		—		2,072,779
Trade accounts payable and other payables	N/A		190,230		670,124		—		—		—		860,354
AMP	N/A		—		—		355,361		—		—		355,361
Liabilities for assets in lease	N/A		1,060		2,226		9,291		24,615		—		37,192
		Ps.	271,749	Ps.	3,070,378	Ps.	1,145,141	Ps.	14,238,229	Ps.	2,021,140	Ps.	20,746,637

	December 31, 2020
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	3,598,000	Ps	5,098,000
Long-term debt securities (variable rate)			—		—		1,500,000		10,402,000		—		11,902,000
Fixed rate loans			—		—		—		1,000,000		228,350		1,228,350
Variable rate bank loans			—		—		4,969,791		1,157,025		—		6,126,816
Fixed rate interest	7.92%		2,700		7,770		131,334		503,128		223,856		868,788
Variable rate interest	6.55%		64,453		180,141		773,412		2,224,948		444,197		3,687,151
Cash flow hedges	7.46%		29,485		50,189		150,566		462,043				692,283
Trade accounts payable and other payables	N/A		247,757		767,284		—		—		—		1,015,041
AMP	N/A		—		—		157,003		—		—		157,003
Liabilities for assets in lease	N/A		904		1,896		7,918		15,475		—		26,193
		Ps.	345,299	Ps.	1,007,280	Ps.	7,690,024	Ps.	17,264,619	Ps.	4,494,403	Ps.	30,801,625

Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities

The following is a sensitivity analysis of the Company financial assets and liabilities denominated in USD, if the peso were to depreciate or appreciate by 10%, which is the amount management considers reasonably possible of occurring at year end:

	USD amounts on December 31, 2020		Peso amounts at exchange rate of Ps. 19.9487 on December 31, 2020		Peso amounts if exchange rate depreciated 10%		Peso amounts if exchange rate appreciated 10%
Thousands of U.S. dollars:
Financial assets:
Cash and cash equivalents	489,939	Ps.	9,773,654	Ps.	8,885,140	Ps.	10,751,019
Trade accounts receivable	8,906		177,656		161,506		195,422
	498,845		9,951,310		9,046,646		10,946,441
Financial liabilities:
Accounts payable	25,369		506,077		460,070		556,685
Bank loans	(268,447)		(5,355,166)		(4,868,332)		(5,890,682)
	(293,816)	Ps.	5,861,243	Ps.	(5,328,402)	Ps.	6,447,367
Net liability position	205,029	Ps.	4,090,067	Ps.	3,718,244	Ps.	4,499,074

Summary of Variable Interest Rates to the Company is Exposed had been 100 Basis Points (Higher) or Lower Than the Interest Rate

The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days and LIBOR 28-days, respectively. If on the 2020 of year-end closing date the variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant, the effect on net income and stockholders’ equity for the years ended December 31, 2018, 2019 and 2020 would have been as follows:

	2018		2019		2020
Effect in case of interest rate increase in 100 basis points
Variable rate long term debt	Ps.	(121,747)	Ps.	(84,251)	Ps.	(111,492)
Effect in case of interest rate decrease in 100 basis points
Variable rate long term debt	Ps.	121,747	Ps.	84,251	Ps.	111,492

Summary of Interest Rate Profile of Company Interest-bearing Financial Instruments

The interest rate profile of the Company interest-bearing financial instruments as of December 31, 2018, 2019 and 2020 is as follows:

	2018		2019		2020
Fixed-rate instruments

Financial liabilities	Ps.	(1,500,000)	Ps.	(1,500,000)	Ps.	(6,326,350)
Effect of interest rate swaps		(1,500,000)		(6,800,000)		(9,800,000)
	Ps.	(3,000,000)	Ps.	(8,300,000)	Ps.	(16,126,350)

Variable-rate instruments
Financial liabilities		(12,035,863)		(14,937,043)		(18,028,816)
Effect of interest rate swaps		1,500,000		6,800,000		9,800,000
	Ps.	(10,535,863)	Ps.	(8,137,043)	Ps.	(8,228,816)

Summary of Items Designated as Hedged Items

As of December 31, 2019 and 2020, the amounts at the reporting date relating to items designated as hedged items were as follows:

Interest rate risk	Change in value used for calculating hedge ineffectiveness		Cash flow hedge reserve		Costs of hedging hedge reserve		Balances remaining in the cash flow hedge reserve from hedging relationships for which hedge accounting is no longer applied
Variable-rate instruments	Ps.	(247,981)	Ps.	(247,981)	Ps.	-	Ps.	-

Interest rate risk	Change in value used for calculating hedge ineffectiveness		Cash flow hedge reserve		Costs of hedging hedge reserve		Balances remaining in the cash flow hedge reserve from hedging relationships for which hedge accounting is no longer applied
Variable-rate instruments	Ps.	(661,653)	Ps.	471,107	Ps.	-	Ps.	-

Summary of Items Designated as Hedging Instruments and Hedge Ineffectiveness

The amounts relating to items designated as hedging instruments and hedge ineffectiveness as of December 31, 2019 and 2020, were as follows:

Interest rate risk	Nominal amount		Carrying amount (Liabilities)		Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI		Amount reclassified from costs of hedging reserve to profit or loss		Line item in profit or loss affected by the reclassification
Interest rate swaps	Ps.	5,300,000	Ps.	(247,981)	Derivative financial instruments (liabilities)	Ps.	(247,981)	Ps.	(1,045)	Finance costs

Interest rate risk	Nominal amount		Carrying amount (Liabilities)		Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI		Amount reclassified from costs of hedging reserve to profit or loss		Line item in profit or loss affected by the reclassification
Interest rate swaps	Ps.	8,300,000	Ps.	(676,188)	Derivative financial instruments (liabilities)	Ps.	(413,672)	Ps.	(13,490)	Finance costs

Schedule of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items and Net of Tax

The following tables provides a reconciliation by risk category of components of equity and analysis of OCI items and net of tax, resulting from cash flow hedge accounting as of December 31, 2019 and 2020:

	2019
Cash flow hedges		Hedge Reserve
Balance on January 1, 2019	Ps.	—
Changes in fair value		(247,981)
Amount reclassified to profit or loss		(1,045)
Changes in deferred tax asset		76,931
Balance at December 31, 2019	Ps.	(172,094)

	2020
Balance on January 1, 2020	Ps.	(172,094)
Changes in fair value		(413,672)
Amount reclassified to profit or loss		(13,490)
Changes in deferred tax asset		128,149
Balance at December 31, 2020	Ps.	(471,107)

Summary of Decrease in Interbank Interest Rates (Basis Points)	The fair value of these instruments is exposed to decreases in interbank interest rates, such exposure is included in the sensitivity table of derivative financial instruments. The Company estimates that an increase in the reference rates would have similar exposures but opposite.

Decrease in interbank interest rates (basis points)
		Likely		Possible		Stress
Type of derivative, value or contract	Hedge type	(25 bps)		(50 bps)		(100 bps)
Hedge accounting derivatives	Cash flow	Ps.	(55,514)	Ps.	(83,271)	Ps.	(210,953)
Total effect on fair value		Ps.	(55,514)	Ps.	(83,271)	Ps.	(210,953)

Summary of Ratio of the Shareholders' Equity to Total Liabilities

The following is the ratio of stockholders’ equity to total liabilities of the Company at the end of the reporting period:

	2018		2019		2020
Shareholders’ equity –controlling interest	Ps.	20,708,985	Ps.	19,628,172	Ps.	21,792,811
Total liabilities		17,778,352		20,908,361		28,508,390
Ratio of total Shareholders’ equity – controlling interest to liabilities		1.2		0.9		0.8